Benefit Obligations (Schedule of Nonqualified Pension Plans Funded with Nonqualified Trusts) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Noncurrent Other assets, consisting of insurance contracts	$ 66	$ 69
Current Other liabilities	475	539
Benefit obligations	1,602	1,492
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities, at fair value	53	64
Nonqualified Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent Other assets, consisting of insurance contracts	66	69
Current Other liabilities	22	21
Benefit obligations	264	248
Nonqualified Pension Benefits [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities, at fair value	$ 53	$ 64